Fair Value Measurements - Additional Information (Detail) (Fair Value, Inputs, Level 1 [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Cash equivalents, fair value	$ 198,493	$ 3,307,520	$ 3,651,949